STATEMENT OF CASH FLOWS (Details) - Schedule of property, plant and equipment and intangibles - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash flows from
Purchases of property, plant and equipment	$ 324,264	$ 1,276,621	$ 660,707
Additions associated with maintenance	173,740	453,827	375,634
Other additions	150,524	822,794	285,073
Purchases of intangible assets	75,433	140,173	96,206
Other additions	$ 75,433	$ 140,173	$ 96,206